Tax Liabilities - Summary of Tax Liabilities (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Non-current tax liabilities
Non-current tax liabilities		$ 505,256
Current tax liabilities
Current tax liabilities	$ 779,550,251	846,133,165
Facilities payment plans [member]
Non-current tax liabilities
Non-current tax liabilities		505,256
Income tax expense [member]
Current tax liabilities
Current tax liabilities	368,221,928	496,476,565
Value added tax [member]
Current tax liabilities
Current tax liabilities	94,335,822	221,280,756
Turnover tax [member]
Current tax liabilities
Current tax liabilities	47,093,466	56,928,469
Other taxes, withholdings and perceptions [member]
Current tax liabilities
Current tax liabilities	$ 269,899,035	$ 71,447,375